Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure - Additional information (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Non-interest bearing long-term loan payable	$ 7,610	$ 7,424
Long-term liabilities	$ 3	$ 313